Credit Suisse Group parent company	12 Months Ended
Dec. 31, 2016
Credit Suisse Group parent company	42 Credit Suisse Group parent company > Refer to “Note 41 – Subsidiary guarantee information” for the condensed Credit Suisse Group parent company financial information.